Employee benefits - Classes of Benefits and Expenses by Employee (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Profit sharing and bonuses	$ 2,270	$ 1,383
Performance bonus and operational	33,106	25,392
Total	35,376	26,775
Non-current
Profit sharing and bonuses	8,973	0
Severance indemnity payments	34,899	27,099
Total	$ 43,872	$ 27,099